PROVISIONS, COMMITMENTS, CONTINGENT ASSET AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
PROVISIONS, COMMITMENTS, CONTINGENT ASSET AND LIABILITIES
Summary of short term provisions

	2023	2022

Provision for settlement of legal proceedings (*)	—	429,028
Provision for Competition Authority penalty (**)	3,627	157,596
Provision for Turkish Capital Markets Board fee (***)	52,976	39,125
Provision for legal disputes (****)	25,125	25,146

	81,728	650,895

Summary of movements in provisions for legal disputes

The movements in provisions for the years ended 31 December 2023 and 2022 are as follows:

		Current	Paid	Foreign
	1 January	year	during	exchange	Monetary	31 December
	2023	charge/(reverse)	the year	valuation	gain	2023

Settlement of legal proceedings	429,028	—	(388,792)	14,802	(55,038)	—
Provision for Turkish Capital Markets Board fee	39,125	24,028	—	11,894	(22,071)	52,976
Competition Authority penalty	157,596	(126,589)	—	—	(27,380)	3,627
Legal disputes	25,146	18,604	(5,992)	—	(12,633)	25,125

	650,895	(83,957)	(394,784)	26,696	(117,122)	81,728

		Current	Paid
	1 January	year	during	Monetary	31 December
	2022	charge/(reverse)	the year	gain	2022

Settlement of legal proceedings	—	462,452	—	(33,424)	429,028
Provision for Turkish Capital Markets Board fee	—	39,125	—	—	39,125
Competition Authority penalty	345,173	(9,555)	(43,597)	(134,425)	157,596
Legal disputes	13,256	22,312	(2,091)	(8,331)	25,146

	358,429	514,334	(45,688)	(176,180)	650,895